RISK MANAGEMENT - Structural interest rate risk - Financial liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 274,729,544	$ 249,900,662
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	273,695,952	247,528,735
Non-interest [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	18,741,619	7,561,408
Not later than one month [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	113,617,646	101,750,140
Later than one month and not later than six months [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	66,987,439	52,980,589
Later than six months and not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	27,744,809	36,983,332
Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	46,604,439	48,253,266
Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	273,695,952	247,528,735
Customer deposits [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	200,872,177	181,987,396
Customer deposits [member] | Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	200,872,177	181,987,396
Checking accounts [member] | Financial liabilities at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	24,579,536	23,809,859
Checking accounts [member] | Financial liabilities at amortised cost, category [member] | Non-interest [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	18,515,460	7,159,048
Checking accounts [member] | Financial liabilities at amortised cost, category [member] | Not later than one month [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	6,064,076	4,746,654
Checking accounts [member] | Financial liabilities at amortised cost, category [member] | Later than six months and not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		11,904,157
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	96,329,827	86,597,460
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Not later than one month [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	6,739,476	8,037,475
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Later than one month and not later than six months [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	50,866,874	39,999,744
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Later than six months and not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	23,336,940	21,559,845
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	15,386,537	17,000,396
Saving deposits [member] | Financial liabilities at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	79,614,904	71,149,883
Saving deposits [member] | Financial liabilities at amortised cost, category [member] | Not later than one month [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	79,614,904	71,149,883
Other deposits [member] | Financial liabilities at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	347,910	430,194
Other deposits [member] | Financial liabilities at amortised cost, category [member] | Non-interest [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	226,159	402,360
Other deposits [member] | Financial liabilities at amortised cost, category [member] | Not later than one month [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	13,359	12,379
Other deposits [member] | Financial liabilities at amortised cost, category [member] | Later than one month and not later than six months [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	108,392	15,455
Financial obligations [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	72,823,775	65,541,339
Financial obligations [member] | Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	72,823,775	65,541,339
Interbank and overnight funds [member] | Financial liabilities at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	18,509,769	15,081,920
Interbank and overnight funds [member] | Financial liabilities at amortised cost, category [member] | Not later than one month [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	17,651,017	13,298,927
Interbank and overnight funds [member] | Financial liabilities at amortised cost, category [member] | Later than one month and not later than six months [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	527,638	1,762,116
Interbank and overnight funds [member] | Financial liabilities at amortised cost, category [member] | Later than six months and not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	331,114
Interbank and overnight funds [member] | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		20,877
Leases contracts liabilities [member] | Financial liabilities at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,866,268	2,791,748
Leases contracts liabilities [member] | Financial liabilities at amortised cost, category [member] | Not later than one month [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	4,688	3,962
Leases contracts liabilities [member] | Financial liabilities at amortised cost, category [member] | Later than one month and not later than six months [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	49,090	55,871
Leases contracts liabilities [member] | Financial liabilities at amortised cost, category [member] | Later than six months and not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	78,360	77,762
Leases contracts liabilities [member] | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,734,130	2,654,153
Borrowing from banks and similar [member] | Financial liabilities at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	21,194,590	19,426,712
Borrowing from banks and similar [member] | Financial liabilities at amortised cost, category [member] | Not later than one month [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,914,071	2,001,170
Borrowing from banks and similar [member] | Financial liabilities at amortised cost, category [member] | Later than one month and not later than six months [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	9,195,194	6,011,525
Borrowing from banks and similar [member] | Financial liabilities at amortised cost, category [member] | Later than six months and not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,684,782	2,710,163
Borrowing from banks and similar [member] | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	6,400,543	8,703,854
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	26,215,847	23,427,826
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Not later than one month [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	157,427	58,142
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Later than one month and not later than six months [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	4,855,835	4,053,694
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Later than six months and not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	286,286	565,465
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	20,916,299	18,750,525
Borrowing from development entities [member] | Financial liabilities at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	4,037,301	4,813,133
Borrowing from development entities [member] | Financial liabilities at amortised cost, category [member] | Not later than one month [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,458,628	2,441,548
Borrowing from development entities [member] | Financial liabilities at amortised cost, category [member] | Later than one month and not later than six months [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,384,416	1,082,184
Borrowing from development entities [member] | Financial liabilities at amortised cost, category [member] | Later than six months and not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	27,327	165,940
Borrowing from development entities [member] | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 1,166,930	$ 1,123,461